Note Allowance for loan losses (Troubled debt restructuring according to their accruing status) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 111,377	$ 118,072
Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	42,375	49,243
Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	264
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	44,610	44,029
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	535	573
Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	23,857	23,963
Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,246,577	1,151,343
Non Covered Loans | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	109,812	106,184
Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	260,044	254,532
Non Covered Loans | Commercial | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	40,810	37,355
Non Covered Loans | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	2,480
Non Covered Loans | Construction | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	264
Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	871,997	774,496
Non Covered Loans | Mortgages | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	44,610	44,029
Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,817	2,400
Non Covered Loans | Leasing | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	535	573
Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	112,719	117,435
Non Covered Loans | Consumer | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	23,857	23,963
Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	5,530	6,596
Covered loans | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	5,530	6,596
Covered loans | Mortgages | TDR
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	0	0
Non-Accruing | Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	223,104	234,273
Non-Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	83,157	88,117
Non-Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	2,259
Non-Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	127,071	130,483
Non-Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	434	609
Non-Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	12,442	12,805
Non-Accruing | Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	2,580	3,268
Non-Accruing | Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	2,580	3,268
Accruing | Non Covered Loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,023,473	917,070
Accruing | Non Covered Loans | Commercial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	176,887	166,415
Accruing | Non Covered Loans | Construction
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	0	221
Accruing | Non Covered Loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	744,926	644,013
Accruing | Non Covered Loans | Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	1,383	1,791
Accruing | Non Covered Loans | Consumer
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	100,277	104,630
Accruing | Covered loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	2,950	3,328
Accruing | Covered loans | Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Troubled debt restructurings	$ 2,950	$ 3,328